Investment Strategy	Dec. 31, 2025
BlackRock Advantage Large Cap Core V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Index. The Fund primarily intends to invest in equity securities, which include common stock and preferred stock, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000® Index. The Russell 1000® Index is a capitalization-weighted index of equity securities from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may also purchase convertible securities.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 1000® Index. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities.
The Fund seeks to pursue its investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equity securities while seeking to control incremental risk. BlackRock then constructs and rebalances the portfolio by integrating its investment insights with the model-based optimization process.

BlackRock 60/40 Target Allocation ETF V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund, which is a fund of funds, seeks to achieve its investment objective by investing in a portfolio of underlying exchange-traded funds (“ETFs”) that seek to track equity and fixed-income indices. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in iShares ETFs.
In general, the Fund invests in two different kinds of underlying ETFs: those that invest primarily in equity securities or certain other instruments described below (referred to as “equity ETFs”) and those that invest primarily in fixed-income securities (referred to as “fixed-income ETFs”).
The Fund generally expects to invest approximately 60% of its portfolio in equity ETFs and approximately 40% of its portfolio in fixed-income ETFs. Variations in the target asset allocation between equity ETFs and fixed-income ETFs are permitted up to 5%. Therefore, based on a target equity/fixed-income allocation of 60%/40%, the Fund may have an equity/fixed-income allocation that ranges from 65%/35% to 55%/45%. Although variations beyond the 5% range are generally not permitted, BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.
The Fund’s underlying ETFs may invest in securities and other financial instruments of companies of any market capitalization. The underlying ETFs may invest in securities and other financial instruments available in both U.S. and non‑U.S. markets, including emerging markets, which can be U.S. dollar-denominated or non‑U.S. dollar-denominated and may be currency hedged or unhedged.
Equity ETFs may include ETFs that invest in, among other things, common stock, preferred stock, rights and warrants to purchase common stock, depositary receipts, securities convertible into preferred stock and nonconvertible preferred stock, real estate-related securities or instruments and commodity-related securities or instruments. From time to time, the underlying ETFs may invest in shares of companies through initial public offerings (“IPOs”). The underlying ETFs may also invest in securities convertible into common stock.
Fixed-income ETFs may include ETFs that invest in, among other things, government obligations, corporate bonds and notes, including bonds and notes convertible into equity securities, mortgage-backed securities, asset-backed securities, floating or variable rate obligations (including senior secured floating rate loans or debt, and second lien or other subordinated or unsecured floating rate loans or debt), loan assignments and participations, inflation-indexed bonds, municipal obligations, zero coupon debt securities, bank loans, structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities), below investment grade securities (commonly known as “junk bonds”), exchange traded notes (“ETNs”), cash or money market instruments. The average portfolio duration of the fixed-income portion of the Fund will vary based on the underlying ETFs’ and BlackRock’s forecast of interest rates and there are no limits regarding portfolio duration or average maturity. The underlying ETFs may invest in other pooled investment vehicles, including real estate investment trusts (“REITs”) and partnership interests, including master limited partnerships (“MLPs”).
The Fund’s equity allocation may be further diversified by style (including both value and growth ETFs), market capitalization (including both large cap and small cap ETFs), globally (including domestic and international (including emerging market) ETFs), or other factors. The Fund’s fixed-income allocation may be further diversified by sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non‑investment grade debt or “junk bonds”), geographic location, or other factors. The percentage allocation to the various types of equity and fixed-income ETFs are determined at the discretion of the portfolio managers and can be changed to reflect the current market environment.
The underlying ETFs may invest in derivatives, including, but not limited to, interest rate swaps, total return swaps, credit default swaps, variance swaps, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on their portfolio investments (although the underlying ETFs are not necessarily required to hedge any of their positions or to use derivatives).
The underlying ETFs may invest in indexed and inverse floating rate securities.

BlackRock Advantage Large Cap Value V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap value equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Value Index (the “Russell 1000 Value Index”) and (ii) are included within at least one value index, as determined by BlackRock (the “Value Indices”). Currently, such Value Indices are the Russell 3000® Value Index, the S&P Composite 1500® Value Index and the MSCI World Value Index. The Fund primarily intends to invest in equity securities, which include common stock and preferred stock, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Value Indices. The Russell 1000 Value Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Fund may also purchase convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Value Indices. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities.
The Fund seeks to pursue its investment objective by investing in large cap securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. BlackRock then constructs and rebalances the portfolio by integrating its investment insights with the model-based optimization process.

BlackRock Advantage SMID Cap V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. small and medium capitalization companies, and derivatives that have similar economic characteristics to such securities. Investments in derivatives are counted towards the Fund’s 80% test for to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 2500™ Index. The Russell 2500™ Index is an index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The Fund may invest in issuers of any market capitalization. The equity securities in which the Fund invests primarily consist of common stock, but may also include preferred stock. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may also purchase convertible securities.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps that may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 2500™ Index.
The Fund may engage in active and frequent trading of portfolio securities to seek to achieve its primary investment strategies.
The Fund seeks to pursue its investment objective by investing in securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equity securities while seeking to control incremental risk. BlackRock then constructs and rebalances the portfolio by integrating its investment insights with the model-based optimization process.

BlackRock Basic Value V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, value equity securities are equity securities that are included within at least one value index, as determined by BlackRock (the “Value Indices”). Currently, such Value Indices are the Russell 3000® Value Index, the S&P Composite 1500® Value Index and the MSCI World Value Index.
Value securities are generally considered to be those with prices less than Fund management believes they are worth. The Fund tries to achieve its objectives by investing in a diversified portfolio consisting primarily of equity securities, which includes common stock, preferred stock, or securities or other instruments whose price is linked to the value of common stock. The Fund may also purchase convertible securities. Fund management places particular emphasis on companies with below average price/earnings ratios that may pay above average dividends. The Fund invests primarily in common stock of U.S. companies, but the Fund may invest up to 25% of its total assets in the securities of foreign companies. The Fund focuses primarily on companies with market capitalizations of over $5 billion.

BlackRock Capital Appreciation V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have exhibited above-average growth rates in earnings over the long term. In other words, Fund management tries to choose investments that will increase in value over the long term. The Fund will generally invest at least 65% of its total assets in the following equity securities:
∎	Common stock;
∎	Convertible preferred stock; and
∎	Rights to subscribe to common stock.
Of these securities, the Fund generally seeks to invest primarily in common stock. The Fund may also purchase securities convertible into common stock.
The Fund may invest in companies of any size but emphasizes investments in companies that have large stock market capitalizations (currently, approximately $2 billion or more). The Fund may invest across different market sectors and industries, and at times may have material investment exposure to one or more sectors or industries.
Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The Fund may purchase securities pursuant to the exercise of subscription rights, which allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.

BlackRock Equity Dividend V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. Equity securities include common stock, preferred stock or securities or other instruments whose price is linked to the value of common stock. For purposes of the Fund’s 80% policy, dividend-paying equity securities are securities of companies that pay out a portion of its profits to shareholders of such securities on a periodic basis (i.e., at least once within the company’s latest fiscal year).
The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non‑U.S. dollar currencies. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other securities convertible into securities of foreign issuers.
BlackRock chooses investments for the Fund that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both instead of those that will favor current income over capital appreciation.

BlackRock Global Allocation V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund’s portfolio will include both equity and debt securities. Equity securities include common stock, preferred stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock. At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that Fund management believes are undervalued. The Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, credit-linked notes, loan assignments and loan participations. In addition, the Fund may invest up to 35% of its total assets in “junk bonds,” corporate loans and distressed securities. The Fund may also invest in Real Estate Investment Trusts (“REITs”) and securities related to real assets (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by REITs or companies that mine precious metals. The Fund may also purchase securities convertible into common stock.
When choosing investments, Fund management considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where it may invest. This flexibility allows Fund management to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the Fund’s objective. The Fund may invest in the securities of companies of any market capitalization.
Generally, the Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities. When choosing investment markets, Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund will also invest in non‑U.S. currencies. The Fund may underweight or overweight a currency based on the Fund management team’s outlook.
Under normal circumstances, the Fund will continue to allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps that may be referred to as contracts for difference) and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.
The Fund may invest in indexed securities and inverse securities.
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments.

BlackRock Government Money Market V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non‑fundamental policy of the Fund, and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

BlackRock International Index V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The Fund will be substantially invested in securities in the MSCI EAFE Index, and will invest, under normal circumstances, at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.
The Fund invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, which include equity index futures, currency forwards and total return swaps. Equity securities include common stock, preferred stock and securities or other instruments whose price is linked to the value of common stock. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Fund may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

BlackRock International V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests primarily in stocks of companies located outside the United States. The Fund may purchase common stock, preferred stock, convertible securities and other instruments.
The Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above-average return potential. The Fund may invest in securities issued by companies of all sizes but will focus mainly on medium and large capitalization companies. Companies will be located in developed countries of Europe and the Far East, and in countries with emerging capital markets anywhere in the world. The Fund may invest up to 25% of its total assets in global fixed income securities, including corporate bonds, U.S. Government debt securities, non‑U.S. Government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non‑investment grade debt securities (commonly called high yield or “junk” bonds) or debt securities determined by Fund management to be of similar quality.
The portfolio management team’s investment process seeks to identify and benefit from diverse sources of inefficiency by applying a combination of stock-specific analysis, and top-down economic research, across the equity universe and macro-economic environment. The Fund’s allocations to particular countries are based on Fund management’s evaluation of individual companies.
Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more—unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or located outside the United States, (iii) of issuers which primarily trade in a market located outside the United States, or (iv) of issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.
Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).

BlackRock Large Cap Focus Growth V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index and the MSCI World Growth Index. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Equity securities consist of common stock, preferred stock, other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices, and American Depositary Receipts (“ADRs”).
The Fund is an aggressive growth fund that generally invests in not less than 25 to not more than 60 aggressive growth companies. The Fund emphasizes large companies that exhibit above-average growth and accelerating earnings. The Fund may invest without limitation in the securities of foreign companies in the form of ADRs.
In addition to ADRs, the Fund may also invest up to 20% of its total assets in other forms of securities of foreign companies, including European Depositary Receipts, which are receipts typically issued in Europe evidencing an ownership arrangement with the foreign company or other securities of foreign companies. The Fund may invest across different market sectors and industries, and at times may have material investment exposure to one or more sectors or industries.

BlackRock Managed Volatility V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. The Fund has wide flexibility in the relative weightings given to each category. The Fund seeks to provide total return through its equity, fixed-income and other investment strategies.
With respect to its equity investments, the Fund may invest in individual equity securities to an unlimited extent. The Fund may invest in common stock, preferred stock, securities convertible into common stock, non‑convertible preferred stock and depositary receipts. The Fund may invest in securities of both U.S. and non‑U.S. issuers without limit, which can be U.S. dollar-based or non‑U.S. dollar-based and may be currency hedged or unhedged. The Fund may invest in securities of companies of any market capitalization.
With respect to its fixed-income investments, the Fund may invest in individual fixed-income securities to an unlimited extent. The Fund may invest in a portfolio of fixed-income securities such as corporate bonds and notes, commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured either by commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), collateralized debt obligations, asset-backed securities, convertible securities, debt obligations of governments and their sub‑divisions (including those of non‑U.S. governments), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. The Fund may also invest a significant portion of its assets in non‑investment grade bonds (commonly called “junk” bonds or distressed securities), non‑investment grade bank loans, foreign bonds (both U.S. dollar- and non‑U.S. dollar-denominated) and bonds of emerging market issuers. The Fund may invest in non‑U.S. dollar-denominated bonds on a currency hedged or unhedged basis.
With respect to its cash investments, the Fund may hold high quality money market securities, including short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government-sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset-backed commercial paper, corporate notes and repurchase agreements. The Fund may invest a significant portion of its assets in money market funds, including those advised by BlackRock or its affiliates.
The Fund may invest in derivatives, including, but not limited to, interest rate, total return and credit default swaps, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on its portfolio investments. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non‑U.S. currencies.
The Fund may invest in indexed and inverse floating rate securities.
The Fund may invest in U.S. and non‑U.S. real estate investment trusts (“REITs”), structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities) and floating rate securities (such as bank loans).
The Fund incorporates a volatility control process that seeks to reduce risk when the portfolio’s volatility is expected to exceed 10%. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. Volatility may result in rapid and dramatic price swings. While BlackRock attempts to manage the Fund’s volatility to stabilize performance, there can be no guarantee that the Fund will be successful. The Fund may without limitation allocate assets into cash or short-term fixed-income securities, and away from riskier assets such as equity and high yield fixed-income securities. At any given time, the Fund may be invested entirely in equities, fixed-income or cash. As part of its attempt to manage the Fund’s volatility exposure, during certain periods the Fund may make significant investments in index futures or other derivative instruments designed to reduce the Fund’s exposure to portfolio volatility. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

BlackRock S&P 500 Index V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund tries to match the performance of the S&P 500 as closely as possible before the deduction of Fund expenses. The S&P 500 is a market-weighted index composed of approximately 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the United States. A market-weighted index is an index in which the weighting of each security is based on its market capitalization.
Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks represented in the S&P 500 and in derivative instruments linked to the S&P 500. The Fund will generally invest substantially all of its assets in such common stocks and instruments. The Fund employs a “passive” approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to match approximately that of the S&P 500.
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

BlackRock Small Cap Index V.I. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Russell 2000 is composed of the common stocks of approximately the 1,001st through the 3,000th largest U.S. public companies by market capitalization. The Fund will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 90% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.
The Fund may invest in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000, which include equity index futures and total return swaps. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.